STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 03, 2010
Ordinary shares issued February 18, 2010 for cash at $0.001 per share	1,409	0	0	1,409
Ordinary shares issued February 18, 2010 for cash at $0.001 per share (in shares)	1,408,750
Non-employee stock based compensation	0	34,374	0	34,374
Ordinary shares issued November 25, 2010 for cash at $0.001 per share	155	0	0	155
Ordinary shares issued November 25, 2010 for cash at $0.001 per share (in shares)	155,250
Net loss	0	0	(66,990)	(66,990)
Balance at Dec. 31, 2010	1,564	34,374	(66,990)	(31,052)
Balance (in shares) at Dec. 31, 2010	1,564,000
Forfeiture of Initial Shareholders units	(156)	156	0	0
Forfeiture of Initial Shareholders units (in shares)	(156,400)
Proceeds from sale of warrants in private placement	0	1,638,800	0	1,638,800
Proceeds from initial public offering net of offering costs and underwriter discount of $2,320,344	3,600	33,676,056	0	33,679,656
Proceeds from initial public offering net of offering costs and underwriter discount of $2,320,344 (in shares)	3,600,000
Sale of unit purchase option to underwriters	0	100	0	100
Proceeds from underwriter over-allotment exercise net of underwriter discount of $26,488	53	503,210	0	503,263
Proceeds from underwriter over-allotment exercise net of underwriter discount of $26,488 (in shares)	52,975
Proceeds subject to possible redemption of 3,031,969 shares	(3,032)	(30,377,297)	0	(30,380,329)
Forfeiture of 165,592 units due to underwriters' partial exercise of the over-allotment	(166)	166	0	0
Forfeiture of 165,592 units due to underwriters' partial exercise of the over-allotment (in shares)	(165,592)
Non-employee stock based compensation	0	209,606	0	209,606
Net loss	0	0	(458,131)	(458,131)
Balance at Dec. 31, 2011	1,863	5,685,171	(525,121)	5,161,913
Balance (in shares) at Dec. 31, 2011	4,894,983
Non-employee stock based compensation	0	180,750	0	180,750
Reversal of over-accrual of offering costs	0	25,000	0	25,000
Net loss	0	0	(1,088,874)	(1,088,874)
Balance at Dec. 31, 2012	$ 1,863	$ 5,890,921	$ (1,613,995)	$ 4,278,789
Balance (in shares) at Dec. 31, 2012	4,894,983